PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
PROPERTY AND EQUIPMENT, NET [Text Block]
NOTE 11	PROPERTY AND EQUIPMENT, NET

	March 31,	December 31,
	2011	2010
	(Unaudited)
Buildings	$112,330	$111,804
Leasehold improvements	1,335,449	1,314,016
Medical equipment	3,349,850	3,319,221
Motor vehicles	162,549	290,751
Office equipment	581,021	582,302
Deposits paid for property and equipment	2,298,250	1,482,309
	7,839,449	7,100,403
Less: Accumulated depreciation	(1,304,024)	(1,092,205)
	$6,535,425	$6,008,198

Depreciation expenses for the three months ended March 31, 2011 and 2010 were $215,190 and $108,539 respectively.

As of March 31, 2011 and December 31, 2010, included in deposits paid for property and equipment are advance payments of renovation costs paid on behalf of the subsidiary which is still in the process of incorporation amounting to $2,298,250 and $1,482,309 respectively.

7.	PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment at December 31, 2010 and 2009:

	2010	2009
	(consolidated)	(combined)

Buildings	$111,804	$52,726
Leasehold improvements	1,314,016	493,021
Medical equipment	3,319,221	1,136,160
Office equipment	582,302	220,606
Motor vehicles	290,751	92,388
Deposits paid for property and equipment	1,482,309	282,279
	7,100,403	2,277,180
Less: accumulated depreciation	(1,092,205)	(647,519)

Property and equipment, net	$6,008,198	$1,629,661

Depreciation expenses for the years ended December 31, 2010 and 2009 were $546,399 and $332,599 respectively.

As of December 31, 2010 and 2009, included in deposits paid for property and equipment are advance payment of renovation cost paid on behalf of the subsidiary which is still in the process of incorporation amounting to $1,482,309 and $0 respectively.